Subsequent Events	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

In July 2017, 9,533 placement agent warrants issued in connection with the 2016-2017 private placement offering, each having a term of five years and an exercise price of $5.00, were exercised.